PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

6. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	36,295	43,972	6,565
Leasehold improvement	18,945	42,655	6,368
Software	11,071	13,609	2,032
Office furniture and equipment	2,468	11,060	1,651
Delivery equipment	—	162	24
Total property, equipment and software	68,779	111,458	16,640
Less: accumulated depreciation and amortization	(44,162)	(56,434)	(8,425)
Net book value	24,617	55,024	8,215
Construction in progress	21,099	6,117	913
Total net book value of property, equipment and software	45,716	61,141	9,128

The total amounts charged to the consolidated statements of comprehensive loss for depreciation and amortization expenses amounted to approximately RMB6.7 million and RMB12.2 million for the six months ended June 30, 2021 and 2022, respectively.